PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Assets disposed	¥ 0	¥ 0
Impairment loss	¥ 0	¥ 0